Earnings per Share (Details) (Restricted stock units)	12 Months Ended
Dec. 31, 2012
Award Vesting Period, Agreement 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement, Award Vesting Period	2 years
Award Vesting Period, Agreement 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement, Award Vesting Period	3 years
Award Vesting Period, Agreement 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement, Award Vesting Period	5 years